Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]	¥ 473,500
Impairment loss		(383,810)
Foreign currency translation adjustments and other		(5,955)	¥ (7,443)
Goodwill		1,093,554	626,009	¥ 633,452	[2],[3]
Accumulated impairment losses		(575,928)	(192,118)	(192,118)	[2]
Goodwill, Net, at end of fiscal year		517,626	433,891	441,334
Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri [Member]
Goodwill [Line Items]
Goodwill, Fully impaired before April 1, 2017		1,900,019
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]	34,553
Impairment loss		(32,868)
Foreign currency translation adjustments and other		(1,354)	(1,898)
Goodwill		138,538	105,339	107,237	[2],[3]
Accumulated impairment losses		(32,868)
Goodwill, Net, at end of fiscal year		105,670	105,339	107,237
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | As Previously Reported [Member]
Goodwill [Line Items]
Foreign currency translation adjustments and other
Goodwill
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]	260,639
Impairment loss		(350,942)
Foreign currency translation adjustments and other		(12,877)	(5,308)
Goodwill		738,645	490,883	496,191	[2],[3]
Accumulated impairment losses		(528,692)	(177,750)	(177,750)	[2]
Goodwill, Net, at end of fiscal year		209,953	313,133	318,441
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | As Previously Reported [Member]
Goodwill [Line Items]
Foreign currency translation adjustments and other			(7,206)
Goodwill			596,222	603,428
Operating Segments [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Goodwill [Line Items]
Goodwill acquired during the fiscal year	[1]	178,308
Foreign currency translation adjustments and other		8,276	(237)
Goodwill		214,071	27,487	27,724	[2],[3]
Accumulated impairment losses		(14,368)	(14,368)	(14,368)	[2]
Goodwill, Net, at end of fiscal year		199,703	13,119	13,356
Operating Segments [Member] | Global Markets Business Group [Member]
Goodwill [Line Items]
Goodwill		2,300	2,300	2,300	[2],[3]
Goodwill, Net, at end of fiscal year		¥ 2,300	¥ 2,300	¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with acquisitions.
[2]	Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
[3]	The balance as of March, 31 2018 reflected the organization change in 2018 appropriately and was erroneously disclosed. Such amount has been restated from the amount previously reported as follows: